Borrowings - Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Interest on acquisition related consideration	$ 16	$ 43
Interest on lease obligations	130	142
Commitment costs on credit facility	95	0
Interest income	(1,859)	(2,681)
Bank fees and other	411	92
Finance income, net	$ (1,207)	$ (2,404)